Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives
Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives

We incur significant costs in connection with acquiring, integrating and restructuring businesses and in connection with our global cost-reduction and productivity initiatives. For example:

•
In connection with acquisition activity, we typically incur costs associated with executing the transactions, integrating the acquired operations (which may include expenditures for consulting and the integration of systems and processes), and restructuring the combined company (which may include charges related to employees, assets and activities that will not continue in the combined company); and

•
In connection with our cost-reduction and productivity initiatives, we typically incur costs and charges associated with site closings and other facility rationalization actions, workforce reductions and the expansion of shared services, including the development of global systems.

All of our businesses and functions may be impacted by these actions, including sales and marketing, manufacturing and research and development, as well as groups such as information technology, shared services and corporate operations. Since the acquisition of Wyeth on October 15, 2009, our cost-reduction initiatives announced on January 26, 2009, but not completed as of December 31, 2009, were incorporated into a comprehensive plan to integrate Wyeth’s operations to generate cost savings and to capture synergies across the combined company. In addition, among our ongoing cost reduction/productivity initiatives, on February 1, 2011, we announced a new productivity initiative to accelerate our strategies to improve innovation and productivity in R&D by prioritizing areas that we believe have the greatest scientific and commercial promise, utilizing appropriate risk/return profiles and focusing on areas that we believe have the highest potential to deliver value in the near term and over time.

The following table provides the components of costs associated with acquisitions and cost-reduction/productivity initiatives:
	Year Ended December 31,
(MILLIONS OF DOLLARS)	2012	2011	2010
Transaction costs(a)	$1	$30	$22
Integration costs(b)	405	725	1,001
Restructuring charges:(c)
Employee termination costs	997	1,794	1,062
Asset impairments	328	256	869
Exit costs	149	125	191
Restructuring charges and certain acquisition-related costs	1,880	2,930	3,145
Additional depreciation––asset restructuring recorded in our consolidated statements of income as follows:(d)
Cost of sales	267	555	520
Selling, informational and administrative expenses	20	75	227
Research and development expenses	296	605	34
Total additional depreciation––asset restructuring	583	1,235	781
Implementation costs recorded in our consolidated statements of income as follows:(e)
Cost of sales	31	250	—
Selling, informational and administrative expenses	129	25	—
Research and development expenses	232	72	—
Total implementation costs	392	347	—
Total costs associated with acquisitions and cost-reduction/productivity initiatives	$2,855	$4,512	$3,926

(a)	Transaction costs represent external costs directly related to acquired businesses and primarily include expenditures for banking, legal, accounting and other similar services.

(b)
Integration costs represent external, incremental costs directly related to integrating acquired businesses, and primarily include expenditures for consulting and the integration of systems and processes.

(c)
From the beginning of our cost-reduction and transformation initiatives in 2005 through December 31, 2012, Employee termination costs represent the expected reduction of the workforce by approximately 62,200 employees, mainly in manufacturing, sales and research, of which approximately 51,700 employees have been terminated as of December 31, 2012. In 2012, substantially all employee termination costs represent additional costs with respect to approximately 4,800 employees.

The restructuring charges in 2012 are associated with the following:

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Primary Care operating segment ($295 million), Specialty Care and Oncology operating segment ($175 million), Established Products and Emerging Markets operating segment ($125 million), Animal Health operating segment ($59 million), Consumer Healthcare operating segment ($45 million), research and development operations ($6 million income), manufacturing operations ($265 million) and Corporate ($516 million).

The restructuring charges in 2011 are associated with the following:

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Primary Care operating segment ($593 million), Specialty Care and Oncology operating segment ($220 million), Established Products and Emerging Markets operating segment ($110 million), Animal Health operating segment ($45 million), Consumer Healthcare operating segment ($8 million), research and development operations ($490 million), manufacturing operations ($287 million) and Corporate ($422 million).

The restructuring charges in 2010 are associated with the following:

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Primary Care operating segment ($71 million), Specialty Care and Oncology operating segment ($197 million), Established Products and Emerging Markets operating segment ($43 million), Animal Health operating segment ($34 million), Consumer Healthcare operating segment ($12 million), research and development operations ($297 million), manufacturing operations ($1.1 billion) and Corporate ($350 million).

(d)	Additional depreciation––asset restructuring represents the impact of changes in the estimated useful lives of assets involved in restructuring actions.

(e)	Implementation costs represent external, incremental costs directly related to implementing our non-acquisition-related cost-reduction/productivity initiatives.

The following table provides the components of and changes in our restructuring accruals:
(MILLIONS OF DOLLARS)	Employee Termination Costs	Asset Impairment Charges		Exit Costs	Accrual
Balance, January 1, 2011	$2,149	$—		$101	$2,250
Provision	1,794	256		125	2,175
Utilization and other(a)	(1,518)	(256)	—	(134)	(1,908)
Balance, December 31, 2011(b)	2,425	—		92	2,517
Provision	997	328		149	1,474
Utilization and other(a)	(1,629)	(328)		(84)	(2,041)
Balance, December 31, 2012(c)	$1,793	$—		$157	$1,950

(a)	Includes adjustments for foreign currency translation.

(b)	Included in Other current liabilities ($1.6 billion) and Other noncurrent liabilities ($930 million).

(c)	Included in Other current liabilities ($1.2 billion) and Other noncurrent liabilities ($731 million).

Total restructuring charges incurred from the beginning of our cost-reduction and productivity initiatives in 2005 through December 31, 2012 were $15.6 billion.

The asset impairment charges included in restructuring charges for 2012 primarily relate to assets held for sale and are based on an estimate of fair value, which was determined to be lower than the carrying value of the assets prior to the impairment charge.

The following table provides additional information about the long-lived assets held for sale that were impaired in 2012:
	Fair Value(a)				Year Ended December 31,
					2012
(MILLIONS OF DOLLARS)	Amount	Level 1	Level 2	Level 3	Impairment
Long-lived assets(b)	$139	$—	$139	$—	$210

(a)
The fair value amount is presented as of the date of impairment, as these assets are not measured at fair value on a recurring basis. See also Note 1E. Basis of Presentation and Significant Accounting Policies: Fair Value.

(b)
Reflects property, plant and equipment and other long-lived held-for-sale assets written down to their fair value of $139 million, less costs to sell of $3 million (a net of $136 million), in 2012. The impairment charges of $210 million are included in Restructuring charges and certain acquisition-related costs. Fair value is determined primarily using a market approach, with various inputs, such as recent sales transactions.